BUSINESS DESCRIPTION (Details Narrative) - shares	Oct. 09, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 19, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding		193,604,965	33,604,965	31,811,523
Common stock, shares outstanding		193,604,965	33,604,965	31,811,523
Sichuan Wetouch Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%				100.00%
Sichuan Wetouch Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%
BVI shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Common stock, shares outstanding	31,396,394
Share Exchange Agreement [Member] | BVI shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Common stock, shares outstanding	31,396,394
Common stock, shares outstanding	31,396,394